Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 25,514,883	$ 853,055	$ 23,735,989
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	26,136,293		23,784,141
Loss Allowance [member]
Disclosure of financial assets [line items]
Loss Allowance	$ (621,410)		$ (48,152)